Goodwill and Other Intangible Assets - Estimated Future Amortization Expense Related to Finite-lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
2017	$ 7,121
2018	7,007
2019	6,982
2020	6,880
Thereafter	21,213
Total finite-lived intangibles, Net carrying amount	$ 49,203	$ 57,482